Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

	Year Ended December 31,
	2016	2015	2014
	(Millions)
Cash paid for interest:
Cash paid for interest, net of amounts capitalized	$306	$293	$274
Cash paid for income taxes, net of income tax refunds	$2	$3	$4
Non-cash investing and financing activities:
Property, plant and equipment acquired with accounts payable	$27	$35	$145
Other non-cash changes in property, plant and equipment	$(3)	$(19)	$27
Contribution of assets from our predecessor	$—	$1,500	$—